Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,012,499,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	277,926.11
Total Offset Amount	0.00
Net Fee	$ 264,116.11
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A